Note 8 - Employee Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

Note 7.   Employee Benefit Plans

We sponsor defined benefit pension plans covering substantially all U.S. employees.  Net periodic pension cost for the plans consisted of the following for the three and six months ended June 30, 2013 and 2012 (in thousands):

	Three Months Ended June 30,
	2013	2012
Service cost	$1,058	$994
Interest cost	969	1,017
Expected return on plan assets	(1,205)	(1,145)
Amortization of prior service cost	98	100
Amortization of net (gain) loss	776	706
Net periodic benefit cost	$1,696	$1,672

	Six Months Ended June 30,
	2013	2012
Service cost	$2,115	$1,987
Interest cost	1,939	2,034
Expected return on plan assets	(2,409)	(2,290)
Amortization of prior service cost	195	200
Amortization of net (gain) loss	1,552	1,413
Net periodic benefit cost	$3,392	$3,344

The increased service costs in 2013 versus 2012 were driven primarily by higher staffing and compensation levels.

Effective July 1, 2013, we amended the Hecla Mining Company Retirement Plan (the "Hecla plan") to change the pension benefit formula and other plan provisions. The definition of pensionable compensation was changed to include an employee's base salary and other payments of compensation for services performed during the course of employment, elective deferrals not includable in the gross income of the Employee under the Internal Revenue Service Code Sections 125, 132(f)(4), 402(e)(3), 402(h), 403(b) and 457, one-half of any performance-based or annual incentive bonus, one-half of any cash safety incentive award, paid time off other than for disability leave, and compensation for overtime at the employee's regular hourly rate of pay for each hour worked. However, pensionable compensation now excludes fringe benefits, reimbursements or other expense allowances, moving expenses, health and welfare benefits, stock awards, income realized under a stock option or restricted stock or property arrangement, long term incentive awards, premium pay rates for overtime, contributions to or distributions from a nonqualified deferred compensation plan, shift or location differentials, and one-half of any performance-based or annual incentive bonus.

For new employees hired after June 30, 2013, pension benefits will be calculated based on the highest average of any five consecutive years (60 months) of pensionable compensation during the final ten years of service will be applied, instead of three consecutive years for employees hired before July 1, 2013.

Prior to July 1, 2013, we credited each participant's account annually with an amount equal to 6.0% of pensionable compensation, plus an additional 5.7% of the participant's pensionable compensation in excess of the Social Security taxable wage base ("the cash balance pay credit"). Beginning July 1, 2013, the cash balance pay credit will consist of the 6% of pensionable compensation without the 5.7% additional credit.

In addition, the Hecla plan was amended to limit access to cash balance accounts following a termination of employment prior to early or normal retirement age. Prior to the amendment, a cash balance participant could elect to receive a distribution of the vested portion of his or her account at any age following a termination of employment. This change applies only to amounts credited to a cash balance account after June 30, 2013.

For new employees hired after June 30, 2013, the cash balance pay credit will be earned based on years of plan participation: 3% for 1 through 5 years; 4.5% for 6 through 10 years; 6% after 10 years.

As of June 30, 2013, our current-year contributions to the pension plans totaled $0.7 million, and we expect to contribute an additional $0.3 million over the rest of 2013.

Note 8: Employee Benefit Plans

Pensions and Other Post-retirement Plans

We sponsor defined benefit pension plans covering substantially all U.S. employees and we provide certain post-retirement benefits for qualifying retired employees. The following tables provide a reconciliation of the changes in the plans’ benefit obligations and fair value of assets over the two-year period ended December 31, 2012, and the funded status as of December 31, 2012 and December 31, 2011 (in thousands):

	Pension Benefits		Other Benefits
	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$87,895	$76,925	$65	$68
Service cost	3,974	3,877	—	—
Interest cost	4,069	4,114	3	3
Participants' contributions	29	—	—	—
Amendments	—	396	—	—
Actuarial loss	7,450	6,476	7	4
Benefits paid	(4,050)	(3,893)	(12)	(10)
Benefit obligation at end of year	99,367	87,895	63	65
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	65,082	70,462	—	—
Actual return (loss) on plan assets	6,007	(1,818)	—	—
Employer contributions	1,447	331	12	10
Participants' contributions	29	—	—	—
Benefits paid	(4,050)	(3,893)	(12)	(10)
Fair value of plan assets at end of year	68,515	65,082	—	—
Funded status at end of year	$(30,852)	$(22,813)	$(63)	$(65)

We also sponsor post-retirement term life insurance benefits for substantially all retirees who retire from active service. The accumulated post-retirement benefit obligation under all such plans totaled $1.9 million at December 31, 2012 and $1.6 million at December 31, 2011. We are indemnified by insurance carriers for all retiree term life coverage.

The following table provides the amounts recognized in the consolidated balance sheets as of December 31, 2012 and December 31, 2011 (in thousands):

	Pension Benefits		Other Benefits
	2012	2011	2012	2011
Current liabilities:
Accrued benefit liability	$(322)	$(330)	$(3)	$(3)
Other non- current liabilities:
Accrued benefit liability	(30,530)	(22,484)	(60)	(62)
Accumulated other comprehensive (income) loss	33,545	30,747	(305)	(340)
Net amount recognized	$2,693	$7,933	$(368)	$(405)

The benefit obligation and prepaid benefit costs were calculated by applying the following weighted average assumptions:

	Pension Benefits		Other Benefits
	2012	2011	2012	2011
Discount rate: net periodic pension cost	4.75%	5.50%	—%	—%
Discount rate: projected benefit obligation	4.00%	4.75%	4.00%	4.75%
Expected rate of return on plan assets	7.20%	8.00%	—%	—%
Rate of compensation increase	4.00%	4.00%	—%	—%

The above assumptions were calculated based on information as of December 31, 2012 and December 31, 2011, the measurement dates for the plans. The discount rate is based on the yield curve for investment-grade corporate bonds as published by the U.S. Treasury Department. The expected rate of return on plan assets is based upon consideration of the plan’s current asset mix, historical long-term return rates and the plan’s historical performance. Our current expected rate on plan assets of 7.2% is based on historical returns over the past ten years.

Net periodic pension cost for the plans consisted of the following in 2012, 2011, and 2010 (in thousands):

	Pension Benefits			Other Benefits
	2012	2011	2010	2012	2011	2010
Service cost	$3,974	$3,877	$2,203	$—	$—	$—
Interest cost	4,068	4,114	3,724	3	4	4
Expected return on plan assets	(4,581)	(5,481)	(5,041)	—	—	—
Amortization of prior service cost	401	403	602	—	—	—
Amortization of net gain (loss) from earlier periods	2,826	880	867	(28)	(31)	(33)
Net periodic pension cost	$6,688	$3,793	$2,355	$(25)	$(27)	$(29)

The allocations of investments at December 31, 2012 and December 31, 2011, the measurement dates of the plan, by asset category in the Hecla Mining Company Retirement Plan and the Lucky Friday Pension Plan are as follows:

	Hecla		Lucky Friday
	2012	2011	2012	2011
Cash	1%	1%	1%	1%
Large cap U.S. equities	11%	13%	9%	12%
Small cap U.S. equities	4%	4%	5%	4%
Non-U.S. equities	10%	9%	10%	9%
Fixed income	33%	37%	34%	38%
Real estate	18%	13%	17%	13%
Absolute return hedge funds	13%	13%	14%	13%
Real return	10%	10%	10%	10%
Total	100%	100%	100%	100%

The "Precious metals and other" asset category in the table above includes our common stock in the amounts of $2.9 million and $2.6 million at December 31, 2012 and December 31, 2011. These investments represent approximately 4% of the total combined assets of these plans at both December 31, 2012 and December 31, 2011.

Our statement of investment policy delineates the responsibilities of the board, the management investment committee, the investment manager(s), and investment adviser/consultant, and provides guidelines on investment management. Investment objectives are established for each of the asset categories included in the pension plans with comparisons of performance against appropriate benchmarks. Our policy calls for investments to be supervised by qualified investment managers. The investment managers are monitored on an ongoing basis by our outside consultant, with formal reporting to us and the consultant performed each quarter. The policy sets forth the following allocation of assets:

	Target	Minimum	Maximum
Large cap U.S. equities	10%	7%	13%
Small cap U.S. equities	5%	4%	6%
Non-U.S. equities	10%	8%	12%
Fixed income	35%	29%	43%
Real estate	15%	12%	18%
Absolute return hedge funds	15%	12%	18%
Real return	10%	8%	12%

Our statement of investment policy and objectives aspires to achieve the assumed long term rate of return on plan assets established by the plan’s actuary plus one percent.

Accounting guidance has established a hierarchy of assets measured at fair value on a recurring basis. The three levels included in the hierarchy are:

Level 1: quoted prices in active markets for identical assets or liabilities

Level 2: significant other observable inputs

Level 3: significant unobservable inputs

The fair values by asset category in each plan, along with their hierarchy levels, are as follows as of December 31, 2012 (in thousands):

	Hecla				Lucky Friday
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Interest-bearing cash	$683	$—	$—	$683	$198	$—	$—	$198
Common stock	2,309	—	—	2,309	588	—	—	588
Real estate	—	—	9,611	9,611	—	—	2,513	2,513
Collective investment funds	—	10,095	7,251	17,346	—	2,469	1,978	4,447
Mutual funds	24,183	—	—	24,183	6,637	—	—	6,637
Total fair value	$27,175	$10,095	$16,862	$54,132	$7,423	$2,469	$4,491	$14,383

The following is a roll-forward of assets in Level 3 of the fair value hierarchy (in thousands):

	Hecla	Lucky Friday
Beginning balance at December 31, 2011	$13,300	$3,566
Net unrealized gains on assets held at the reporting date	838	187
Purchases	2,724	738
Ending balance at December 31, 2012	$16,862	$4,491

Of the $21.4 million in plan assets classified as Level 3, $12.1 million was invested in real estate, while $8.2 million was invested in collective investment funds.

The fair values by asset category in each plan, along with their hierarchy levels, were as follows as of December 31, 2011 (in thousands):

	Hecla				Lucky Friday
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Interest-bearing cash	$609	$—	$—	$609	$166	$—	$—	$166
Common stock	2,071	—	—	2,071	527	—	—	527
Real estate	—	—	6,497	6,497	—	—	1,709	1,709
Common collective funds	—	12,641	6,803	19,444	—	3,310	1,857	5,167
Mutual funds	22,667	—	—	22,667	6,225	—	—	6,225
Total fair value	$25,347	$12,641	$13,300	$51,288	$6,918	$3,310	$3,566	$13,794

The following is a roll-forward of assets in Level 3 of the fair value hierarchy (in thousands):

	Hecla	Lucky Friday
Beginning balance at December 31, 2010	$12,508	$3,356
Net unrealized gains on assets held at the reporting date	391	104
Purchases	401	106
Ending balance at December 31, 2011	$13,300	$3,566

Of the $16.9 million reported as level 3 assets above, $8.2 million was comprised of real estate funds, while the remainder was invested in common collective funds.

Generally, investments are valued based on information provided by fund managers to our trustee as reviewed by management and its investment advisers. Mutual funds and equities are valued based on available exchange data. Commingled equity funds consist of publicly-traded investments. Fair value for real estate and private equity partnerships is primarily based on valuation methodologies that include third-party appraisals, comparable transactions, and discounted cash flow valuation models.

Future benefit payments, which reflect expected future service as appropriate, are estimates of what will be paid in the following years (in thousands):

Year Ending December 31,	Pension Plans	Other Post- Employment Benefit Plans
2013	$4,769	$3
2014	4,951	8
2015	5,083	6
2016	5,320	8
2017	5,601	7
Years 2018-2022	34,011	26

We expect to contribute approximately $1.0 million to our funded pension plans and $0.3 million related to our unfunded supplemental executive retirement plan during 2013.

The following table describes plans for which accumulated benefit obligations ("ABO") were in excess of plan assets, and for which plan assets exceeded ABO (in thousands).

	December 31, 2012		December 31, 2011
	ABO Exceeds Plan Assets	Plan Assets Exceed ABO	ABO Exceeds Plan Assets	Plan Assets Exceed ABO
Projected benefit obligation	$99,367	$—	$87,895	$—
Accumulated benefit obligation	92,590	—	81,018	—
Fair value of plan assets	68,515	—	65,082	—

For the pension plans and other benefit plans, the following amounts are included in "Accumulated other comprehensive loss, net" on our balance sheet as of December 31, 2012, that have not yet been recognized as components of net periodic benefit cost (in thousands):

	Pension Benefits	Other Benefits
Unamortized net (gain)/loss	$31,649	$305
Unamortized prior service cost	1,896	—

The amounts in "Accumulated other comprehensive loss, net" expected to be recognized as components of net periodic benefit cost during 2013 are (in thousands):

	Pension Benefits	Other Benefits
Amortization of net (gain)/loss	$3,103	$25
Amortization of prior service cost	390	—

We do not expect to have any of the plans’ assets returned during 2013.

 Capital Accumulation Plans

Our employees’ Capital Accumulation (401(k)) Plan is available to all U.S. salaried and certain hourly employees and applies immediately upon employment. Employees may contribute from 1% to 50% of their annual compensation to the plan (subject to statutory limits). We make a matching contribution of 100% of an employee’s contribution up to 6% of the employee’s earnings. Our matching contributions were approximately $2.5 million in 2012, $2.2 million in 2011, and $2.1 million in 2010.

We also maintain an employees’ 401(k) plan, which is available to all hourly employees at the Lucky Friday unit after completion of six months of service. Employees may contribute from 2% to 50% of their compensation to the plan (subject to statutory limits). We make a matching contribution of 35% of an employee’s contribution up to 5% of the employee’s earnings. In May 2010, union contract negotiations resulted in a change to the matching contribution of 35%.  Starting after May 10, 2010 the matching contribution is 55% of an employee’s contribution up to, but not exceeding, 5% of the employee’s earnings.  Our contributions were approximately $407,000 in 2012, $246,000 in 2011, and $229,000 in 2010.